Transamerica Levin Large Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 94.2%
Aerospace & Defense - 2.9%
Raytheon Technologies Corp.	7,202	$ 414,403
Textron, Inc.	3,638	131,296

		545,699

Automobiles - 4.3%
General Motors Co.	27,906	825,739

Banks - 3.8%
Citigroup, Inc.	8,102	349,277
JPMorgan Chase & Co.	3,871	372,661

		721,938

Beverages - 2.9%
Primo Water Corp.	38,566	547,637

Biotechnology - 5.6%
AbbVie, Inc.	12,243	1,072,364

Capital Markets - 6.5%
Goldman Sachs Group, Inc.	3,050	612,958
Morgan Stanley	12,828	620,234

		1,233,192

Chemicals - 5.5%
DuPont de Nemours, Inc.	19,065	1,057,726

Communications Equipment - 1.6%
Cisco Systems, Inc.	6,813	268,364
CommScope Holding Co., Inc. (A)	3,593	32,337

		300,701

Containers & Packaging - 2.5%
International Paper Co.	11,564	468,805

Diversified Financial Services - 7.4%
Berkshire Hathaway, Inc., Class B (A)	3,736	795,544
Voya Financial, Inc.	12,936	620,022

		1,415,566

Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	6,526	388,232

Electrical Equipment - 3.8%
Eaton Corp. PLC	7,202	734,820

Food & Staples Retailing - 2.7%
Walmart, Inc.	3,675	514,169

Food Products - 6.7%
Archer-Daniels-Midland Co.	16,003	743,980
Post Holdings, Inc. (A)	2,758	237,188
TreeHouse Foods, Inc. (A)	7,136	289,222

		1,270,390

Health Care Equipment & Supplies - 2.0%
Medtronic PLC	3,601	374,216

Health Care Providers & Services - 2.2%
Cigna Corp.	2,070	350,679
Quest Diagnostics, Inc.	664	76,021

		426,700

	Shares	Value
COMMON STOCKS (continued)
Insurance - 3.0%
American International Group, Inc.	20,795	$ 572,486

IT Services - 2.5%
International Business Machines Corp.	3,871	470,985

Multi-Utilities - 3.6%
CenterPoint Energy, Inc.	35,738	691,530

Multiline Retail - 0.3%
Kohl’s Corp.	3,374	62,520

Oil, Gas & Consumable Fuels - 4.6%
Chevron Corp.	6,526	469,872
Hess Corp.	826	33,808
Marathon Petroleum Corp.	5,233	153,536
Williams Cos., Inc.	11,658	229,080

		886,296

Pharmaceuticals - 3.4%
Pfizer, Inc.	17,824	654,141

Semiconductors & Semiconductor Equipment - 5.8%
Intel Corp.	21,290	1,102,396

Specialty Retail - 5.9%
Lowe’s Cos., Inc.	3,871	642,044
TJX Cos., Inc.	8,552	475,919

		1,117,963

Wireless Telecommunication Services - 2.7%
Vodafone Group PLC, ADR	38,663	518,858

Total Common Stocks (Cost $17,220,458)		17,975,069

Total Investments (Cost $17,220,458)		17,975,069
Net Other Assets (Liabilities) - 5.8%		1,112,201

Net Assets - 100.0%		$ 19,087,270

Transamerica Series Trust	Page 1

Transamerica Levin Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$17,975,069	$—	$—	$17,975,069

Total Investments	$17,975,069	$—	$—	$17,975,069

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 2

Transamerica Levin Large Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 3